Investments Accounted for Using the Equity Method (Reconciliation of Summarized Financial Information for Joint Ventures, Narrative) (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 31, 2018	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Gain related to disposal of JYJC			¥ 1,622	¥ 0	¥ 0
Jinpu [member]
Disclosure of joint ventures [line items]
Profit related to disposition of Jinpu		¥ 10,339
JYJC [member]
Disclosure of joint ventures [line items]
Investment injected from a third party	¥ 9,600
Percentage share held by a third party	50.00%
Gain related to disposal of JYJC	¥ 1,622